NOTE 11: PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
	Right-of-use assets	Furniture and equipment	Leasehold improvements	Testing equipment	Total
	$	$	$	$	$

Cost
Balance, December 31, 2018	-	28,360	118,465	-	146,825
Adoption of IFRS 16	324,972	-	-	-	324,972
Acquisition of Sun Valley	431,544	32,952	91,859	-	556,355
Additions	425,539	3,828	-	-	429,367
Impairment	(324,972)	(28,360)	(118,466)	-	(471,798)
Balance, December 31, 2019	857,083	36,780	91,858	-	985,721
Acquisition of Kai Medical	294,669	114,000	86,000	928,149	1,422,818
Acquisition of LP&A	39,271	-	-	-	39,271
Additions	-	3,495	-	-	3,495
Disposals	(402,533)	-	-	-	(402,533)
Balance, December 31, 2020	788,490	154,275	177,858	928,149	2,048,772

Accumulated amortization
Balance, December 31, 2018	-	(19,765)	-	-	(19,765)
Adoption of IFRS 16	(196,479)	-	-	-	(196,479)
Amortization	(196,563)	(13,164)	(37,873)	-	(247,600)
Write off	245,847	25,750	3,949	-	275,546
Balance, December 31, 2019	(147,195)	(7,179)	(33,924)	-	(188,298)
Amortization	(222,910)	(35,776)	(40,881)	(29,005)	(328,572)
Disposals	58,145	-	-	-	58,145
Balance, December 31, 2020	(311,960)	(42,955)	(74,805)	(29,005)	(458,725)

Carrying amount
Balance, December 31, 2019	709,888	29,601	57,934	-	797,423
Balance, December 31, 2020	476,530	111,320	103,053	899,144	1,590,047